Fair Value Measurements - Schedule of Carrying Values and Fair Values of Company's Outstanding Debt, Film Related Obligations, and Interest Rate Swaps (Details) - USD ($) $ in Millions	Mar. 31, 2025	May 31, 2024	Mar. 31, 2024
Carrying Value | Production Loans | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	$ 1,393.9		$ 1,286.2
Carrying Value | Film Library Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	74.4	$ 107.6
Debt Instrument, Fair Value Disclosure	74.4	107.6
Carrying Value | Programming Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Senior Notes and Programming Notes, fair value disclosure	90.9		0.0
Carrying Value | LGTV Revolver
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	0.0		569.9
Carrying Value | LGTV Term Loan A
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	313.4		396.6
Carrying Value | LGTV Term Loan B
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	0.0		816.9
Carrying Value | Revolving Credit Facility | Revolving Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	81.6		0.0
Carrying Value | Revolving Credit Facility | Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	0.0		569.9
Carrying Value | Term Loans | Term Loan A | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	313.4		396.6
Carrying Value | Term Loans | Term Loan B | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	0.0		816.9
Carrying Value | Senior Notes | 5.500% Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Senior Notes and Programming Notes, fair value disclosure	699.9		696.6
Carrying Value | Production Loans | Production Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	1,394.1		1,286.2
Carrying Value | Line of Credit | eOne IP Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	317.6		0.0
Carrying Value | Line of Credit | LG IP Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	962.9		0.0
Carrying Value | Line of Credit | Production Tax Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	276.2		258.7
Carrying Value | Line of Credit | Production Tax Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	276.2		258.7
Carrying Value | Secured Debt | eOne IP Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	317.6		0.0
Carrying Value | Secured Debt | LG IP Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	962.9		0.0
Carrying Value | Secured Debt | Backlog Facility and Other
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	238.4		285.4
Debt Instrument, Fair Value Disclosure	238.4		285.4
Carrying Value | Secured Debt | Backlog Facility and Other | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	238.4		285.4
Debt Instrument, Fair Value Disclosure	238.4		285.4
Carrying Value | Secured Debt | Film Library Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	74.4		107.6
Debt Instrument, Fair Value Disclosure	74.4		107.6
Fair Value | Fair Value (Level 2) | Production Loans | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	1,395.4		1,292.2
Fair Value | Fair Value (Level 2) | Film Library Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	75.9	109.9
Debt Instrument, Fair Value Disclosure	75.9	$ 109.9
Fair Value | Fair Value (Level 2) | Programming Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Senior Notes and Programming Notes, fair value disclosure	90.9		0.0
Fair Value | Fair Value (Level 2) | LGTV Revolver
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	0.0		575.0
Fair Value | Fair Value (Level 2) | LGTV Term Loan A
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	312.9		397.3
Fair Value | Fair Value (Level 2) | LGTV Term Loan B
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	0.0		818.1
Fair Value | Fair Value (Level 2) | Revolving Credit Facility | Revolving Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	81.6		0.0
Fair Value | Fair Value (Level 2) | Revolving Credit Facility | Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	0.0		575.0
Fair Value | Fair Value (Level 2) | Term Loans | Term Loan A | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	312.9		397.3
Fair Value | Fair Value (Level 2) | Term Loans | Term Loan B | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	0.0		818.1
Fair Value | Fair Value (Level 2) | Senior Notes | 5.500% Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Senior Notes and Programming Notes, fair value disclosure	623.7		536.2
Fair Value | Fair Value (Level 2) | Production Loans | Production Loans
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Loans, fair value disclosure	1,395.4		1,292.2
Fair Value | Fair Value (Level 2) | Line of Credit | eOne IP Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	323.0		0.0
Fair Value | Fair Value (Level 2) | Line of Credit | LG IP Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	978.8		0.0
Fair Value | Fair Value (Level 2) | Line of Credit | Production Tax Credit Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	280.0		260.0
Fair Value | Fair Value (Level 2) | Line of Credit | Production Tax Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	280.0		260.0
Fair Value | Fair Value (Level 2) | Secured Debt | eOne IP Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	323.0		0.0
Fair Value | Fair Value (Level 2) | Secured Debt | LG IP Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Lines of credit, fair value disclosure	978.8		0.0
Fair Value | Fair Value (Level 2) | Secured Debt | Backlog Facility and Other
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	238.9		287.3
Debt Instrument, Fair Value Disclosure	238.9		287.3
Fair Value | Fair Value (Level 2) | Secured Debt | Backlog Facility and Other | LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	238.9		287.3
Debt Instrument, Fair Value Disclosure	238.9		287.3
Fair Value | Fair Value (Level 2) | Secured Debt | Film Library Facility
Fair Value, Carrying Values and Fair Values of Assets and Liabilities Not Required to be Carried at Fair Value on a Recurring Basis [Line Items]
Backlog Facility and Other, IP Credit Facility and Financing component of interest rate swaps, fair value disclosure	75.9		109.9
Debt Instrument, Fair Value Disclosure	$ 75.9		$ 109.9